Basis of Presentation and Significant Accounting Policies - Additional Information (Details) - USD ($)	3 Months Ended						9 Months Ended		12 Months Ended
	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Product Information [Line Items]
Net loss	$ (3,076,841)	$ (9,085,268)	$ (2,879,395)	$ (913,700)	$ (1,980,570)	$ (533,405)	$ (15,041,504)	$ (3,427,675)	$ (5,451,778)	$ (2,125,487)
Accumulated deficit	(31,941,329)						(31,941,329)		(16,899,825)	(11,448,047)
Cash and cash equivalents on hand	$ 2,669,354			$ 8,269,230			2,669,354	$ 8,269,230	6,510,140	155,427
Allowance for doubtful accounts receivable									0	0
Impairment of long lived assets									$ 0	$ 0
Maximum
Product Information [Line Items]
Voting and non-voting common stock held by non-affiliates							250,000,000
Annual revenue for recently completed fiscal year							100,000,000
Voting and non-voting common stock held by non-affiliates along with annual revenue							$ 700,000,000